MML Foreign Fund
MML Foreign Fund

MML SERIES INVESTMENT FUND
MML Foreign Fund
Supplement dated October 3, 2018 to the
Prospectus dated May 1, 2018 and the
Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective as of October 1, 2018, the following information replaces similar information for the MML Foreign Fund under the heading Annual Fund Operating Expenses (page 19 of the Prospectus) in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Foreign Fund		Initial Class	Service Class
Management Fees		0.89%	0.89%
Distribution and Service (Rule 12b-1) Fees			0.25%
Other Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses		0.97%	1.22%
Fee Waiver		(0.04%)	(0.04%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.93%	1.18%
[1]	MML Advisers has agreed to waive .04% of its management fees through April 30, 2020. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Foreign Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	95	303	530	1,184
Service Class	120	381	664	1,472

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE